Income Taxes	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011
Income Taxes [Abstract]
Income Taxes
4.	Income Taxes

The Company accounts for income taxes in accordance with ASC 740, Income Taxes. Under ASC 740, deferred tax assets and liabilities are computed based on the difference between the financial reporting and income tax bases of assets and liabilities using the enacted marginal tax rate. ASC 740 requires that the net deferred tax asset be reduced by a valuation allowance if, based on the weight of available evidence, it is more likely than not that some portion or all of the net deferred tax asset will not be realized. The provision for income taxes is based on earnings reported in the unaudited condensed consolidated financial statements. Deferred income tax expense or benefit is measured by the change in the deferred income tax asset or liability during the period. For the three months ended September 30, 2011 and 2010, the Company's effective income tax rate was 45.9% and 57.7%, respectively. The effective income tax rate differs from the statutory federal income tax rate primarily due to state income taxes and certain expenses not deductible for income tax purposes.

5.    Income Taxes

The provision for income taxes is based on earnings reported in the consolidated financial statements. A deferred income tax asset or liability is determined by applying currently enacted tax laws and rates to the expected reversal of the cumulative temporary differences between the carrying value of assets and liabilities for financial statement and income tax purposes. Deferred income tax expense or benefit is measured by the change in the deferred income tax asset or liability during the year.

Deferred tax assets and liabilities result primarily from temporary differences in book versus tax basis accounting. Deferred tax assets and liabilities consist of the following:

	Year Ended June 30,
	2011	2010
Deferred tax assets (liabilities):
Net operating loss carryforward	$18,607	$12,737
Accrued expenses	5,861	4,387
Stock compensation expense	4,927	3,479
Property and equipment	—	2,926
Reserves	3,101	2,759
Federal tax credits	2,558	2,078
Other assets	1,805	478
Tax basis intangibles	794	—
Deferred rent	873	373
Deferred revenue	552	67
Charitable contributions carryforward	2	80

Total deferred tax assets	39,080	29,364

Deferred tax liabilities:
Capitalized software and website development costs	(9,249)	(7,497)
Property and equipment	(5,401)	—
Purchased intangibles	(9,751)	—
Capitalized curriculum development	(11,836)	(6,980)
Returned materials	(3,338)	(2,532)
Investment in Middlebury Interactive Languages	(1,018)	(951)

Total deferred tax liabilities	(40,593)	(17,960)

Deferred tax (liability) asset	(1,513)	11,404
Valuation allowance	(916)	(820)

Net deferred tax (liability) asset	$(2,429)	$10,584

Reported as:
Current deferred tax assets	$7,175	$4,672
Deferred tax assets (net of current portion)	$—	$5,912
Deferred tax liability (net of current portion)	(9,604)	—

Net deferred tax (liability) asset	$(2,429)	$10,584

The Company maintains a valuation allowance on net deferred tax assets of $0.9 million and $0.8 million as of June 30, 2011 and 2010, respectively, related to state and foreign income tax net operating losses as the Company believes it is more likely than not that it will not be able to utilize these deferred tax assets. The Company has not provided for U.S. deferred income taxes on undistributed earnings from our non-U.S. subsidiaries because such earnings are considered to be permanently reinvested.

Under the provision of ASC 718, Compensation — Stock Compensation, the amount of the NOL carryforward related to stock-based compensation expense is not recognized until the stock-based compensation tax deductions reduce taxes payable. Accordingly, the NOL's reported in gross deferred tax assets do not include the component of the NOL related to excess tax deductions over book compensation cost related to stock-based compensation. The tax benefit from the excess tax benefits from the stock-based compensation of $4.6 million, $3.9 million, and $6.9 million was recorded to capital in excess of par value for years ended June 30, 2011, 2010, and 2009, respectively. At June 30, 2011, the Company has available federal net operating loss carryforwards of $59.6 million of which $11.2 million is attributable to stock option deductions for which no deferred tax asset is recorded. These NOL's expire between 2021 and 2031 if unused.

At June 30, 2011 and 2010 the Company had available Research and Development Credits of $3.3 million and $2.2 million that will expire between 2021 and 2031 if unused. As of June 30, 2011, the Company has available AMT credits of $0.1 million that do not expire.

For the years ended June 30, 2011 and 2010, the Company has evaluated whether a change in the Company's ownership of outstanding classes of stock as defined in Internal Revenue Code Section 382 could prohibit or limit the Company's ability to utilize its net operating losses. As a result of this study, the Company has concluded it is more likely than not that the Company will be able to fully utilize its net operating losses subject to the Section 382 limitation.

The related components of the income tax expense for the years ended June 30, 2011, 2010 and 2009 are as follows:

	Year Ended June 30,
	2011	2010	2009
Current:
Federal	$3,935	$3,540	$6,413
State	1,267	1,629	610
Foreign	170	—	19

Total current	5,372	5,169	7,042
Deferred:
Federal	5,539	7,610	2,421
State	431	470	165

Total deferred	5,970	8,080	2,586

Total income tax expense	$11,342	$13,249	$9,628

The provision for income taxes can be reconciled to the income tax that would result from applying the statutory rate to the net income before income taxes as follows:

	Year Ended June 30,
	2011	2010	2009
U.S. federal tax at statutory rates	35.0%	35.0%	35.0%
Permanent items	1.6	0.2	1.2
Lobbying	3.6	3.1	4.8
State taxes, net of federal benefit	4.4	4.0	3.9
Transaction costs	5.9	—	—
Research and development tax credits	(2.5)	(4.3)	—
Other	1.3	0.8	0.2

Provision for income taxes	49.3%	38.8%	45.1%

Tax Uncertainties

Effective July 1, 2007, the Company adopted the provisions of ASC 740-10 which applies to all tax position related to income taxes (formerly known as FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes"). ASC 740-10 provides a comprehensive model for how a company should recognize, measure, present and disclose in its financial statements uncertain tax positions that the company has taken or expects to take on a tax return. ASC 740-10 clarifies accounting for income taxes by prescribing a minimum probability threshold that a tax position must meet before a financial statement benefit is recognized. If the probability for sustaining a tax position is greater than 50%, then the tax position is warranted and recognition should be at the highest amount which would be expected to be realized upon ultimate settlement.

The Company recognizes interest and penalties, if any, related to unrecognized tax benefits in income tax expense. At June 30, 2011 and 2010, the company had no interest or penalties accrued.

During fiscal year June 30, 2010, the Company adjusted its research and development credit carryforward on its June 30, 2009 return to claim the correct current and prior credits. At that time, the Company established an ASC 740-10 reserve related to the research and development credits. The research and development provisions expired in December 2009 and were retroactively reinstated to January 1, 2010 during the fiscal year ended June 30, 2011. Due to the expiration and reinstatement, the Company adjusted its June 30, 2011 research and development credit carryforward to include amounts generated from January 1, 2010 through June 30, 2010.

	Year Ended June 30,
	2011	2010
Balance at beginning of the year	$261	$—
Additions for prior year tax positions	365	221
Additions for current year tax positions	191	40

Balance at end of the year	$817	$261

The Company or one of its subsidiaries files income tax returns in the U.S. federal, foreign and various states jurisdictions. Given the net operating losses generated in prior years, the statute of limitations for all tax years beginning with the period ended December 31, 2000 are still open.

The Company does not believe there will be any material changes in its unrecognized tax positions over the next twelve months. Further, it is anticipated that the effective tax rate impact of any unrecognized tax benefits will be immaterial.